Prepayments (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Prepayments Disclosure [Abstract]
Land use rights	$ 11,110,556	$ 8,980,335
Mine acquisitions		25,546,922
Construction	24,961,297	8,134,736
Total	$ 36,071,853	$ 42,661,993